CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Mar. 13, 2020	Feb. 19, 2020	Dec. 31, 2019	Nov. 30, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000			1,000,000
Preferred stock, shares issued	0	0			0	0
Preferred stock, shares outstanding	0	0			0	0
Common stock, shares issued	23,000,000	23,000,000
Common shares, outstanding	23,000,000	23,000,000
Class A common stock
Preferred shares, par value per share	$ 0.0001	$ 0.0001			$ 0.0001
Temporary equity, shares subject to possible redemption	23,000,000	23,000,000			0
Temporary equity, redemption price per share	$ 10.00	$ 10.00			$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000			100,000,000
Common stock, shares issued		0			0
Common shares, outstanding		0			0
Class B common stock
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000			10,000,000
Common stock, shares issued	5,750,000	5,750,000			5,750,000
Common shares, outstanding	5,750,000	5,750,000			5,750,000
Maximum common stock shares subject to forfeiture				5,750,000	750,000